OPERATING LEASE (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 01, 2023 ft²
Operating Lease
Operating lease term		5 years
Area of land | ft²		1,625
Payments for rent	$ 4,062
Annual rate adjustment	3.00%
Lessee, Operating Lease, Discount Rate	6.00%
Lease expense	$ 51,510